Equity-Based Compensation (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity-Based Compensation (Details) [Line Items]
Shares subject to equitable adjustment (in Shares)				9,200,000
Time-based vesting, description				Each restricted share award shall be subject to three service-based vesting conditions: a) Sixty percent (60%) of a participant’s restricted share award will become vested on the third anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date). b) An additional twenty percent (20%) of a participant’s restricted share award will become vested on the fourth anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date). c) The final twenty percent (20%) of a participant’s restricted share award will become vested on the fifth anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date).
Stock options (in Shares)				2,765,099
Restricted stock outstanding (in Shares)				17,425
Additional stock options (in Shares)				204,181
Deferred compensation liability				$ 54,000
Stock options granted vest term				5 years
Selling, general and administrative expense		$ 6,332,000	$ 4,002,000	$ 27,196,000	$ 10,272,000
Unrecognized compensation				1,105,000
Management Contingent Share Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Vesting expenses				$ 10,091,000
Fair value at grant date (in Dollars per share)				$ 7.81
Service-based conditions				$ 8,695,000
Selling, general and administrative expense				$ 201,000
2022 Equity Incentive Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Shares issued (in Shares)				3,286,235
2020 Stock Incentive Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Stock options outstanding (in Shares)				2,965,500
Weighted-average exercise price (in Dollars per share)				$ 7.13
Minimum [Member]
Equity-Based Compensation (Details) [Line Items]
Exercise price				$ 6,510
Expected term	2 years 2 months 12 days
Weighted average period terms				1 year
Minimum [Member] | Management Contingent Share Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Unrecognized compensation				$ 10,358,000
Maximum [Member]
Equity-Based Compensation (Details) [Line Items]
Exercise price				$ 15,750
Expected term	3 years 3 months 18 days
Weighted average period terms				1 year 8 months 12 days
Maximum [Member] | Management Contingent Share Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Unrecognized compensation				$ 51,257,000
Class A Common Stock [Member]
Equity-Based Compensation (Details) [Line Items]
Shares issued (in Shares)		29,558,830		29,669,830
Class A Common Stock [Member] | 2020 Stock Incentive Plan [Member]
Equity-Based Compensation (Details) [Line Items]
Stock options outstanding (in Shares)				5,105,648